Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-41324
Entity Registrant Name	AKANDA CORP.
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1a, 1b Learoyd Road
Entity Address, City or Town	New Romney
Entity Address, Postal Zip Code	TN28 8XU
Entity Address, Country	GB
Title of 12(b) Security	Common Shares
Trading Symbol	AKAN
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	34,637,379
Entity Central Index Key	0001888014
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	BF Borgers CPA PC
Auditor Location	Lakewood, CO
Auditor Firm ID	5041
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Katie Field
Entity Address, Address Line One	1a,1b Learoyd Road
Entity Address, City or Town	New Romney
Entity Address, Postal Zip Code	TN28 8XU
Entity Address, Country	GB
City Area Code	1
Local Phone Number	(202) 498 7917